Reverse Capitalization and Business Combination - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jan. 13, 2022	Jun. 30, 2022	Jun. 30, 2020
Reverse Capitalization And Business Combination [Line Items]
Stock issued during the period value new issues		$ 49,962	$ 23,910
Proceeds from merger net of redemptions	$ 68,200
DCRN
Reverse Capitalization And Business Combination [Line Items]
Stock redeemed during the period value
Merger Agreement
Reverse Capitalization And Business Combination [Line Items]
Shares issued price per share	$ 10
Share exchange ratio	1.471662
Adjustment to additional paid in capital transaction costs incurred		$ 16,700
Merger Agreement | Private Investment In Public Equity Subscription Agreement
Reverse Capitalization And Business Combination [Line Items]
Shares issued price per share	$ 6
Stock issued during the period shares new issues	2,500,000	2,500,000
Stock issued during the period value new issues	$ 15,000	$ 15,000
Proceeds from private placement	$ 15,000
Merger Agreement | DCRN
Reverse Capitalization And Business Combination [Line Items]
Stock issued during the period shares new issues	15,380,694	15,380,694
Stock issued during the period value new issues		$ 53,183
Proceeds from restricted investments	$ 53,200
Payment to redeem common stock	349,300
Stock redeemed during the period value	$ 349,300
Merger Agreement | Legacy Tritium
Reverse Capitalization And Business Combination [Line Items]
Shares exchanged for shares in the new entity	120,000,000	120,000,000